SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
SUBSEQUENT EVENTS
NOTE 11. SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENT

On October 25, 2021, the Company issued a further convertible promissory note, raising net proceeds of $49,884 (US$37,500).

The note is unsecured, bears interest at 12% per annum from the date of issuance and matures one year after the date of issuance. Any amount of interest or principal that is not paid on the maturity date bears interest at 22% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common shares of the Company at a price equal to61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.